Investment Securities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gross realized gains and losses on the sales of investment securities
Gains	$ 136	$ 127	$ 16
Losses	0	(1)	0
Total	$ 136	$ 126	$ 16